N-2	Aug. 31, 2022
Cover [Abstract]
Entity Central Index Key	0001411688
Amendment Flag	false
Securities Act File Number	001-36161
Document Type	8-K
Entity Registrant Name	THE CONTAINER STORE GROUP, INC.
Entity Address, Address Line One	500 Freeport Parkway
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	972
Local Phone Number	538-6000
Entity Emerging Growth Company	false